Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	15.43%
Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.91%	11.33%	10.51%
Matrix Advisors Dividend Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		16.33%	11.34%	10.34%
Performance Inception Date	Oct. 13, 2016
Matrix Advisors Dividend Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		14.17%	10.13%	9.36%
Matrix Advisors Dividend Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		11.17%	8.85%	8.27%